Post-employment benefits for associates - Summary of funded and unfunded DBO and net liability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pension plans
Reconciliation of Asset or Liability of Defined Benefit Plan [Roll Forward]
Net defined benefit obligation (asset) at beginning of period	$ 192	$ 215
Current service cost	18	16
Interest cost (income)	6	7
Past service costs and settlements	(1)	0
Administrative expenses	1	1
Currency translation effects	13	(10)
Employer contributions	22	23
Net defined benefit obligation (asset) at end of period	203	192
Funded status	(162)	(162)
Limitation on recognition of fund surplus at January 1	(30)	(25)
Change in limitation on recognition of fund surplus	(11)	(8)
Currency translation effects	0	3
Limitation on recognition of fund surplus at December 31	(41)	(30)
Pension plans | Benefit obligation
Reconciliation of Asset or Liability of Defined Benefit Plan [Roll Forward]
Net defined benefit obligation (asset) at beginning of period	592	638
Current service cost	18	16
Interest cost (income)	19	18
Past service costs and settlements	(1)	0
Administrative expenses	1	1
Remeasurement (gains)/losses arising from changes in financial assumptions	(7)	(14)
Remeasurement (gains) arising from changes in demographic assumptions	(1)	0
Remeasurement losses/(gains) arising from experience-related changes	10	5
Currency translation effects	49	(30)
Contributions of associates	5	5
Benefit payments	(41)	(47)
Net defined benefit obligation (asset) at end of period	644	592
Pension plans | Plan assets
Reconciliation of Asset or Liability of Defined Benefit Plan [Roll Forward]
Net defined benefit obligation (asset) at beginning of period	(430)	(448)
Interest cost (income)	(13)	(11)
Return on plan assets excluding interest income	17	13
Currency translation effects	(36)	23
Employer contributions	22	23
Contributions of associates	5	5
Settlements	0	0
Benefit payments	(41)	(47)
Net defined benefit obligation (asset) at end of period	(482)	(430)
Other post-employment benefit plans
Reconciliation of Asset or Liability of Defined Benefit Plan [Roll Forward]
Net defined benefit obligation (asset) at beginning of period	208	213
Current service cost	4	5
Interest cost (income)	12	10
Past service costs and settlements	0	0
Administrative expenses	0	0
Currency translation effects	0	0
Employer contributions	13	15
Net defined benefit obligation (asset) at end of period	206	208
Funded status	(206)	(208)
Change in limitation on recognition of fund surplus	0	0
Other post-employment benefit plans | Benefit obligation
Reconciliation of Asset or Liability of Defined Benefit Plan [Roll Forward]
Net defined benefit obligation (asset) at beginning of period	208	213
Current service cost	4	5
Interest cost (income)	12	10
Past service costs and settlements	0	0
Administrative expenses	0	0
Remeasurement (gains)/losses arising from changes in financial assumptions	4	(6)
Remeasurement (gains) arising from changes in demographic assumptions	0	0
Remeasurement losses/(gains) arising from experience-related changes	(9)	1
Currency translation effects	0	0
Contributions of associates	4	4
Benefit payments	(17)	(19)
Net defined benefit obligation (asset) at end of period	206	208
Other post-employment benefit plans | Plan assets
Reconciliation of Asset or Liability of Defined Benefit Plan [Roll Forward]
Net defined benefit obligation (asset) at beginning of period	0	0
Interest cost (income)	0	0
Return on plan assets excluding interest income	0	0
Currency translation effects	0	0
Employer contributions	13	15
Contributions of associates	4	4
Settlements	0	0
Benefit payments	(17)	(19)
Net defined benefit obligation (asset) at end of period	$ 0	$ 0